Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit Loss [Abstract]
Interest on government loans	$ 218,337	$ 223,536
Interest on loans from shareholders and related parties	1,732,687	204,847
Interest on lease liabilities	3,741	13,330
Other interest expenses	5,556	173,189
Finance costs	$ 1,960,321	$ 614,902